Inventories (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Lubricants	$ 16,259	$ 15,435
Bunkers	58,755	36,042
Total	$ 75,014	$ 51,477